Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Changes in Fair Value of Derivative Liabilities
The following table includes a summary of the changes in fair value of the liability classified warrants issued to purchase Legacy Fast Radius common stock measured at fair value using significant unobservable inputs (Level 3) for the three months ended
March 31, 2022 and 2021:

(in thousands)	2022	2021
Beginning balance	$2,014	$87
Additions	—	507
Change in fair value	(1,475)	559
Converted to common stock	(539)	—

Ending balance	$—	$1,153

The following table includes a summary of the changes in fair value of the Company’s liability classified warrants issued to purchase Common Stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$86,963	$—
Additions	987,747	86,963
Change in fair value recorded in earnings	939,454	—

Ending balance	$2,014,164	$86,963

Summary Of Fair Value Of Assets And Liabilities That Are Measured At Fair Value ON A Recurring Basis	The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 by level within the fair value hierarchy are as follows:

	March 31, 2022
(in thousands)	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep accounts	$57,360	$—	$—
Public warrants	$1,390	$—	$—
Private placement warrants	$—	$1,110	$—

	December 31, 2021
(in thousands)	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money market accounts	$8,702	$—	$—
Related party derivative liability	$—	$—	$4,395
Legacy Fast Radius warrant liability	$—	$—	$2,968

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 by level within the fair value hierarchy are as follows:

	December 31, 2021
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money mar ket accounts	$8,701,895	$	$
Related party derivative liabilities	$—	$—	$4,395,000
Warrant liability	$—	$—	$2,968,435

	December 31, 2020
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money market accounts	$17,562,823	$—	$—
Warrant liability	$—	$—	$199,408

Summary of Weighted Average Significant Unobservable Inputs used in The Measuring The Derivative Liability
A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability categorized within Level 3 of the fair value hierarchy as of February 4, 2022 (the conversion date) and December 31, 2021 is as follows:

Energize	February 4, 2022	December 31, 2021
Cost of debt	11.0%	11.0%
Term (Years)	0.0	0.08 - 0.25
Present value factor	1	0.98 - 0.99

Drive Capital	February 4, 2022	December 31, 2021
Cost of debt	11.0%	11.0%
Term (Years)	0.0	0.08 - 0.25
Present value factor	1	0.98 - 0.99

ECP Holdings	February 4, 2022	December 31, 2021
Cost of debt	11.0%	11.0%
Term (Years)	0.0	0.08 - 0.25
Present value factor	1	0.98 - 0.99

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and their inception dates are as follows:

Energize Ventures	December 31, 2021	April 13, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.25 – 0.50
Present value factor	0.98 – 0.99	0.95 – 0.97

Drive Capital	December 31, 2021	August 24, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.31 – 0.60
Present value factor	0.98 – 0.99	0.94 – 0.97

ECP Holdings	December 31, 2021	October 26, 2021 (Inception)
Cost of debt	11.0%	10.0%
Term (Years)	0.08 – 0.25	0.27 – 0.43
Present value factor	0.98 – 0.99	0.96 – 0.98

Related Party Convertible Notes [Member]
Summary Of Changes in Fair value of Related party derivative Liabilities related to convertible notes
The following table includes a
summary
of changes in fair value of the Company’s Related party derivative liabilities related to the convertible notes measured at fair value using significant unobservable inputs (Level 3) for the three months ended March 31, 2022:

(in thousands)	2022
Beginning balance	$4,395
Change in fair value	(30)
Converted to common stock	(4,365)

Ending balance	$—

The following table includes a summary of changes in fair value of the Company’s Related party derivative liabilities related to the convertible notes measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2021:

December 31, 2021
Beginning balance	$—
Additions	4,187,000
Change in fair value recorded in earnings	208,000

Ending balance	$4,395,000

Common Share Warrants [Member] | Warrants [Member]
Summary of Quantitative Information Regarding Fair Value Measurements Inputs
A summary of the weighted average
significant
unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for common share warrants categorized within Level 3 of the fair value hierarchy as of February 4, 2022 (the conversion date) and December 31, 2021 is as follows:

	February 4, 2022	December 31, 2021
Legacy Fast Radius stock price	$15.69	$28.28
Term (Years)	N/A	10.71
Volatility	N/A	84.40%
Risk-free rate of return	N/A	1.52%
Dividend yield	0.00%	0.00%

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for common share warrants, including the estimated common stock price of Fast Radius Operations, Inc. prior to the recapitalization, categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Stock Price	$28.28	$4.11
Term (Years)	10.71	12.00
Volatility	84.40%	120.13%
Risk-free rate of return	1.52%	0.13%
Dividend Yield	0.00%	0.00%

Series A Three Preferred Stock [Member] | Warrants [Member]
Summary of Quantitative Information Regarding Fair Value Measurements Inputs
A summary of the weighted average
significant
unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for preferred share warrants is categorized within Level 3 of the fair value hierarchy as of February 4, 2022 (the conversion date) and December 31, 2021 is as follows:

	February 4, 2022	December 31, 2021
Legacy Fast Radius stock price	15.69	$30.19
Term (Years)	N/A	11.26
Volatility	N/A	83.10%
Risk-free rate of return	N/A	1.54%
Dividend yield	0.00%	0.00%

Summary of Changes in Fair Value of Derivative Liabilities
The following table includes a summary of changes in fair value of the liability classified warrants issued to purchase Legacy Fast Radius series
A-3
preferred stock measured at fair value using significant
unobservable
inputs (Level 3) for the three months ended March 31, 2022 and 2021:

(in thousands)	2022	2021
Beginning balance	$954	$112
Change in fair value	(473)	694
Converted to common stock	(481)	—

Ending balance	$—	$806

The following table includes a summary of changes in fair value of the Company’s liability classified warrants issued to purchase series
A-3
preferred stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$112,445	$32,405
Additions	—	—
Change in fair value recorded in earnings	841,826	80,040

Ending balance	$954,271	$112,445

Series A Three Preferred Share Warrants [Member] | Warrants [Member]
Summary of Quantitative Information Regarding Fair Value Measurements Inputs
A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for
A-3
preferred share warrants, including the estimated A-3 preferred stock price of Fast Radius Operations, Inc. prior to the recapitalization, categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Stock Price	$30.19	$4.23
Term (Years)	11.26	12.50
Volatility	83.10%	118.63%
Risk-free rate of return	1.54%	0.13%
Dividend Yield	0.00%	0.00%